Financial risk management (Details 4) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Notes and other explanatory information [abstract]
Loans and financings	$ 1,725,566	$ 1,669,259	$ 1,699,315
Derivative financial instruments	2,600	2,575	6,531
Lease liabilities	9,218	5,021	19,639
Cash and cash equivalents	(457,259)	(497,826)	(743,817)
Financial investments	(11,058)	(18,062)	(19,202)
Net debt	1,269,067	1,160,967	962,466
Net income (loss) for the period	(289,196)	76,394	156,087
Depreciation and amortization	298,393	290,937	258,711
Share in the results of associates	(23,536)	(1,885)
Net financial results	161,641	133,727	136,902
Income tax expense (benefit)	(4,274)	150,983	153,204
Miscellaneous adjustments	248,128	110,168	38,931
Adjusted EBITDA	$ 391,156	$ 760,324	$ 743,835
Leverage ratio (Net debt/Adjusted EBITDA)	3.24	1.53	1.29